Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue related party	$ 80,000	$ 0